Other liabilities - Changes in the concession fee payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other liabilities
Balances at the beginning of the year	$ 929,009	$ 825,034
Financial result	100,237	112,345
Concession fees	135,530	139,744
Payments	(199,618)	(157,898)
Re-equilibrium compensation	(22,946)	(15,434)
Other	(75,475)	570
Translation differences and inflation adjustment	46,633	24,648
Balances at the end of the year	$ 913,370	$ 929,009